Inventories (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total inventories	$ 868,663	$ 798,273		$ 304,012
Copa Di Vino Corporation [Member]
Raw materials			$ 236,994	184,950	$ 319,906
Finished goods			326,995	314,791	420,914
Total inventories			$ 563,989	$ 499,741	$ 740,820